UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 13, 2007
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   37
                                                     ------------

Form 13F Information Table Value Total:              $  131,733
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM       00686U104   3622005           131090SH      SOLE          131090        0         0
Allete                  COM       018522300   2648194            56804SH      SOLE           56804        0         0
Avid Technologies       COM       05367P100   3261838            93516SH      SOLE           93516        0         0
Brandywine Realty T     COM        105368203  2288986            68512SH      SOLE           68512        0         0
Brinks Company          COM        109696104  4291702            67639SH      SOLE           67639        0         0
Carter's                COM        146229109  4148437           163711SH      SOLE          163711        0         0
Charles River Labs      COM        159864107  3383503            73141SH      SOLE           73141        0         0
Chico's FAS             COM        168615102  2887724           118204SH      SOLE          118204        0         0
Conseco                 COM        208464883  2998799           173341SH      SOLE          173341        0         0
Edward Lifesciences     COM        369300108  3547732            69975SH      SOLE           69975        0         0
General Cable           COM        369300108  3569071            66799SH      SOLE           66799        0         0
Grant Prideco           COM       38821G101   4545657            91205SH      SOLE           91205        0         0
HCC Insurance Holdi     COM        404132102  4864244           157930SH      SOLE          157930        0         0
Hexcel                  COM        428291108  4464106           224892SH      SOLE          224892        0         0
Host Hotels & Resor     COM       44107P104   6145700           233588SH      SOLE          233588        0         0
IDEX Corporation        COM       45167R104   3810098            74884SH      SOLE           74884        0         0
Interpublic Group       COM        460690100  2814325           228621SH      SOLE          228621        0         0
Jacobs Engineering      COM        469814107  4212308            90296SH      SOLE           90296        0         0
Kinder Morgan Energ     COM        494550106  1985417            37688SH      SOLE           37688        0         0
Kinder Morgan Manag     COM       49455U100   1423192            27775SH      SOLE           27775        0         0
Kroger                  COM        501044101  5497117           194588SH      SOLE          194588        0         0
PMI Group               COM       69344M101   4542711           100458SH      SOLE          100458        0         0
PartnerRe               COM       G6852T105   2209415            32235SH      SOLE           32235        0         0
Pioneer Natural Res     COM        723787107  3666161            85042SH      SOLE           85042        0         0
Principal Financial     COM       74251V102   3649795            60962SH      SOLE           60962        0         0
Roper Industries        COM        776696106  1823937            33235SH      SOLE           33235        0         0
Ross Stores             COM        778296103  5092084           148026SH      SOLE          148026        0         0
SEI Investments         COM        784117103  2618759            43479SH      SOLE           43479        0         0
Sealy                   COM        812139301  2164146           123807SH      SOLE          123807        0         0
ServiceMaster           COM       81760N109   6325176           410993SH      SOLE          410993        0         0
Southern Union Co.      COM        844030106  5638823           185549SH      SOLE          185549        0         0
Tektronix               COM        879131100  5326717           189159SH      SOLE          189159        0         0
Union Pacific           COM        907818108  2997582            29518SH      SOLE           29518        0         0
Varian Medical Syst     COM       92220P105   1811505            37985SH      SOLE           37985        0         0
Wabtec                  COM        929740108  5243482           152029SH      SOLE          152029        0         0
Waddell & Reed Fina     COM        930059100  4540101           194687SH      SOLE          194687        0         0
Weatherford Interna     COM       G95089101   3345698            74184SH      SOLE           74184        0         0
Zebra Technnologies                989207105  4691540           121511

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